Financial Assets and Financial Liabilities - Scheduled Maturities of the Debt Outstanding (Detail) ₽ in Millions	Dec. 31, 2021 RUB (₽)
Disclosure of detailed information about borrowings [abstract]
On demand	₽ 281,379
2022 (current portion)	2,003
2023	16
2024	16
2025	16
2026	52
Total	₽ 283,482